Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Funds for Institutions Series
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Supplement [Text Block]	ffis_SupplementTextBlock

FUNDS FOR INSTITUTIONS SERIES

FFI Government Fund

FFI Treasury Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated August 26, 2015 to the Prospectus of the Funds, dated August 28, 2015

This Supplement was previously filed on July 29, 2015.

The Board of Trustees of Funds For Institutions Series (the "Board"), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a "government money market fund" under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds' prospectus is amended as follows:

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Government Fund — Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective of FFI Government Fund ("Government Fund" or the "Fund"), a series of Funds For Institutions Series (the "Trust"), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Treasury Fund — Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective of FFI Treasury Fund ("Treasury Fund" or the "Fund"), a series of Funds For Institutions Series (the "Trust"), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Government Fund — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's investment manager, pursuant to guidelines approved by the Trust's Board of Trustees.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Government Fund — Principal Risks of Investing in the Fund" is amended to delete "Regulatory Risk" and replace it with the following:

■  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Treasury Fund — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Treasury Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's investment manager, pursuant to guidelines approved by the Trust's Board of Trustees.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Treasury Fund — Principal Risks of Investing in the Fund" is amended to delete "Regulatory Risk" and replace it with the following:

■  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.

FFI Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ffis_SupplementTextBlock

FUNDS FOR INSTITUTIONS SERIES

FFI Government Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated August 26, 2015 to the Prospectus of the Funds, dated August 28, 2015

This Supplement was previously filed on July 29, 2015.

The Board of Trustees of Funds For Institutions Series (the "Board"), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a "government money market fund" under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds' prospectus is amended as follows:

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Government Fund — Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective of FFI Government Fund ("Government Fund" or the "Fund"), a series of Funds For Institutions Series (the "Trust"), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Government Fund — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Government Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's investment manager, pursuant to guidelines approved by the Trust's Board of Trustees.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Government Fund — Principal Risks of Investing in the Fund" is amended to delete "Regulatory Risk" and replace it with the following:

■  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.

FFI Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ffis_SupplementTextBlock

FUNDS FOR INSTITUTIONS SERIES

FFI Treasury Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated August 26, 2015 to the Prospectus of the Funds, dated August 28, 2015

This Supplement was previously filed on July 29, 2015.

The Board of Trustees of Funds For Institutions Series (the "Board"), on behalf of each Fund, has approved an investment policy in order for each Fund to meet the definition of a "government money market fund" under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets. The Board has also approved an amended investment objective for each Fund. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Funds' prospectus is amended as follows:

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Treasury Fund — Investment Objective" is deleted in its entirety and replaced with the following:

The investment objective of FFI Treasury Fund ("Treasury Fund" or the "Fund"), a series of Funds For Institutions Series (the "Trust"), is to seek current income as is consistent with liquidity and stability of principal.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Treasury Fund — Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Treasury Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's investment manager, pursuant to guidelines approved by the Trust's Board of Trustees.

The section of the Funds' prospectus entitled "Fund Overview — Key Facts About FFI Treasury Fund — Principal Risks of Investing in the Fund" is amended to delete "Regulatory Risk" and replace it with the following:

■  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.